DOMINI SOCIAL INVESTMENTS LLC

532 BROADWAY, 9TH FLOOR

NEW YORK, NY 10012-3939

November 27, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Domini Social Investment Trust
File Nos. 33-29180 and 811-05823

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Social Investment Trust, a Massachusetts business trust (the “Trust”), hereby certifies that the forms of the Prospectus and the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 24, 2009, is the most recent amendment to the Trust’s registration statement.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy
Megan L. Dunphy Mutual Fund Counsel